Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2012 Accounts Receivable [Member]	Sep. 07, 2012 eDiet.com [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Sep. 30, 2012 Convertible Notes [Member]	Sep. 30, 2011 Convertible Notes [Member]	Sep. 30, 2012 Convertible Notes [Member]	Sep. 30, 2011 Convertible Notes [Member]	Sep. 30, 2012 Related Party Convertible Note [Member]	Sep. 30, 2011 Related Party Convertible Note [Member]	Sep. 30, 2012 Related Party Convertible Note [Member]	Sep. 30, 2011 Related Party Convertible Note [Member]	Sep. 30, 2012 Computer Equipment [Member]	Mar. 31, 2012 Computer Equipment [Member]	Sep. 30, 2012 Office Equipment [Member]	Mar. 31, 2012 Office Equipment [Member]	Sep. 30, 2012 Leasehold Improvements [Member]	Mar. 31, 2012 Leasehold Improvements [Member]
Accounting Estimates
Allowance for estimated sales returns			$ 209,858		$ 275,000
Inventories and Advances on Inventory Purchases
Inventories	3,080,952		3,080,952		1,561,314	1,107
Deposits on inventory purchases	667,090		667,090		304,702
Property, Plant and Equipment [Line Items]
Estimated Useful Lives																									3	3
Estimated Useful Lives, minimum																											5	5	1	1
Estimated Useful Lives, maximum																											7	7	3	3
Property, plant and equipment, gross	216,306		216,306		212,679																				67,751	64,724	85,945	85,345	62,610	62,610
Less: accumulated depreciation and amortization	(98,118)		(98,118)		(72,679)
Property, plant and equipment, net	118,188		118,188		140,000	92,732
Depreciation and amortization expense	13,943	11,037	25,439	21,322
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	31,959,314	30,396,814	30,396,814	24,789,002					1,055,000	1,250,000	1,250,000	1,250,000	30,904,314	22,163,064	29,341,814	22,163,064		1,242,188		1,242,188		133,750		133,750
Share-Based Payments
Percent of options vesting after 6 months			50.00%
Percent of options vesting after 12 months			25.00%
Percent of options vesting after 18 months			25.00%
Estimated forfeiture rate			10.00%
Marketing and Advertising Costs
Marketing, advertising and promotional costs	31,046	11,729	54,018	15,716
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt instrument, face amount								500,000
Interest rate								12.00%
Receivables
Accounts receivables, net of allowances	736,735		736,735		2,055,132		736,775
Allowance for doubtful accounts	$ 6,000		$ 6,000		$ 75,000